Consolidated Statements of Loss and Other Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Expenses
Depreciation	$ 2	$ 0
Consulting fees	144	197
Management and directors' fees	472	377
Salaries, wages and benefits	174	72
Uranium storage fee	214	21
Investor communications and marketing expenses	1,382	92
Office and technology expenses	109	91
Transfer agent and regulatory fees	464	198
Insurance fees	489	83
Professional fees	775	343
Write-off of royalty option	125	0
Share-based compensation	1,268	0
Operating loss	(5,618)	(1,474)
Other items
Interest expense	(722)	0
Interest income	37	56
Gain on sale of marketable securities	126	0
Net foreign exchange loss	(272)	(437)
Loss before taxes	(6,449)	(1,855)
Deferred income tax recovery	2,192	478
Net loss for the year	(4,257)	(1,377)
Items that will not subsequently be re-classified to net income:
Unrealized gain on revaluation of short-term investments	16,242	3,543
Deferred tax expense on short-term investments	(2,192)	(478)
Item that may subsequently be re-classified to net income:
Foreign currency translation differences	612	(1,681)
Total other comprehensive income for the year	14,662	1,384
Total comprehensive income for the year	$ 10,405	$ 7
Net loss per share, basic and diluted	$ (0.05)	$ (0.02)
Weighted average number of shares, outstanding, basic and diluted	88,268,372	72,031,196